Document and Entity Information	Mar. 20, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000920148
Document Type	8-K
Document Period End Date	Mar. 20, 2026
Entity Registrant Name	LABCORP HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-11353
Entity Tax Identification Number	99-2588107
Entity Address, Address Line One	358 South Main Street
Entity Address, City or Town	Burlington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27215
City Area Code	(336)
Local Phone Number	229-1127
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	LH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false